UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-2715

Exact name of registrant as specified in charter:
DELAWARE GROUP STATE TAX-FREE INCOME TRUST

Address of principal executive offices:
2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:
David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code: (800) 523-1918

Date of fiscal year end: February 28

Date of reporting period: February 28, 2007

Item 1. Reports to Stockholders

Annual Report	Delaware
Tax-Free Pennsylvania
Fund
February 28, 2007

                                              Fixed income mutual fund

Table of contents

> Portfolio management review	1
> Performance summary	4
> Disclosure of Fund expenses	6
> Sector allocation and credit quality breakdown	7
> Statement of net assets	8
> Statement of operations	13
> Statements of changes in net assets	14
> Financial highlights	15
> Notes to financial statements	18
> Report of independent registered public accounting firm	23
> Board of trustees/directors and officers addendum	24
> About the organization	26

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management
Business Trust, which is a registered investment advisor.

© 2007 Delaware Distributors, L.P.

Portfolio management review

Delaware Tax-Free Pennsylvania Fund

March 7, 2007

The managers of Delaware Tax-Free Pennsylvania Fund provided the answers to the questions below as a review of the Fund’s activities for the fiscal year that ended Feb. 28, 2007. Please see page 3 to learn more about the portfolio managers.

Q: How did Delaware Tax-Free Pennsylvania Fund perform versus its benchmark index and peer funds?

A: Delaware Tax-Free Pennsylvania Fund returned +4.68% at net asset value and 0.00% at maximum offer price (both figures are for Class A shares and include distributions reinvested). By comparison, the 57 funds in the Lipper Pennsylvania Municipal Debt Funds category gained an average of 4.46% for the same period. The Fund’s benchmark index — the national Lehman Brothers Municipal Bond Index — gained 4.96%.

For complete, annualized performance for Delaware Tax-Free Pennsylvania Fund, please see the table on page 4.

Q: What was the investment environment for Delaware Tax-Free Pennsylvania Fund during the fiscal year ended Feb. 28, 2007?

A: Based on changing projections for inflation during the year, the Federal Reserve’s direction on monetary policy remained a topic of speculation and drove market volatility. Yet the closely watched 10-year Treasury yield began and finished the fiscal year unchanged at +4.55% (source: Lehman Brothers).

In the spring of 2006, economic reports showed strong growth for the first calendar quarter of 2006. Prices of oil and other commodities also rose in the spring, which led to inflationary pressure and uncertainty among investors about the timing of a Fed change in monetary policy. This helped push bond yields higher across all maturities and spurred an equity market pullback in May and June.

As the summer of 2006 progressed, inflation concerns began to cool because of weaker housing data and a turnaround in oil prices — a steady drop. Yields generally fell through the summer months after peaking June 28 (source: Bloomberg).

A broad-based bond rally that lasted into December seemed to be a result of investors having largely concluded that the Fed was finished boosting short-term interest rates after two years of restrictive policy measures.

During that rally, municipals performed well compared to U.S. Treasury bonds. We continued to feel the effect of nontraditional buyers in the municipal bond marketplace. Demand for municipal bonds has traditionally been generated by individuals who are attracted to their tax-advantaged status. Today, we believe that there is an added layer of complexity because hedge funds, banks, and corporations are entering the municipal bond market for other benefits. For example, these investors might employ trading strategies aimed at capitalizing on the “spread” between long and short bond yields.

Thanks to a very active fourth quarter, $17.5 billion of bonds were issued in Pennsylvania for calendar year 2006. The total was just 1.90% lower than the record set in 2005 (source: Bond Buyer). We believe the increased demand from nontraditional buyers helped to support prices in the market despite the high rate of new issuance.

Q: What factors influenced performance in the Fund?

A: During a strong bond market rally like the one that took place last fall, we have observed that municipal bond prices often lag behind those of Treasury securities. Combined with a heavy supply of new municipal bonds entering the market at that time, we might reasonably have expected municipal bond prices to trail Treasuries by a considerable margin. However, the overall market remained stronger than the taxable bond market through the fiscal year-end. Demand, traditional and nontraditional, remained exceptionally high and the new issuance was scooped up by eager investors.

Demand also drove yields lower (and prices higher) for long-maturity bonds, shrinking the yield spread between short and long maturities. This yield curve flattening benefited the Fund, which owned considerable positions in long-maturity bonds.

The views expressed are current as of the date of this report and are subject to change.

(continues)     1

Portfolio management review

Delaware Tax-Free Pennsylvania Fund

March 7, 2007

During the market rally, we found what we believed to be good long-term opportunities, based on the attractiveness of the way certain bonds were structured. For example, we added a Thomas Jefferson University bond, insured and rated “Aaa” by Moody’s with a lower coupon or fixed interest rate, in this case 4.125%. The market was pricing this structure attractively, and we believed that it could earn more yield than a similarly named credit with a higher coupon.

Earlier in the fiscal year, our focus was on identifying value in the low and middle portion of the investment grade market segment — specifically, bonds rated BBB and A by Standard & Poor’s (S&P).

Q: What sectors or individual securities were noteworthy for their effect on performance?

A: Bonds issued to finance hospitals and other healthcare projects outperformed other portions of the municipal bond market during the fiscal year. We believe the healthcare industry generally appears stable and is growing based on the current and future needs of aging baby boomers. Healthcare bonds are frequently among the lower-rated investment grade issues (A or BBB). An example in the Fund of one of the better performing healthcare bonds is a bond issued by Allegheny County to finance Ohio Valley General Hospital (rated Baa2 by Moody’s). This bond is due to mature in 2035.

Bonds issued to finance higher education projects were also strong performers for the Fund. Education bonds also often fall into the lower-rated portion of the investment grade bond market. Within the Fund, we held a bond issued by West Cornwall Township, financing development at Elizabethtown College. The bond was rated BBB+ by S&P, and its unrealized total return was among the top 10 of all bonds in the Fund for the fiscal year.

On the downside, bonds that were prerefunded were among the underperformers over a one-year period. One example of the underperforming bonds was an AAA-rated Pennsylvania State Turnpike bond paying 5.00% interest and scheduled for redemption in 2011. As is often the case in such situations, we preferred to continue to hold this bond until it nears its redemption date.

Many prerefunded bonds in the Fund, like the turnpike bond, showed fiscal-period total returns that were lower than the returns of other bonds in the Fund during market rallies, but they still provided attractive income payments. In a yield-oriented Fund, we prefer to hold such bonds, which allow us to earn those interest payments while also avoiding the possibility of generating capital gains through trading.

Q: Please address your approach to managing the Fund’s exposure to the alternative minimum tax (AMT).

A: The AMT has attracted much attention, as it continues to affect more American taxpayers. The Fund does include some bonds that have AMT exposure.

In general, our approach has been to retain AMT bonds when they offer attractive income or when trading them might realize a capital gain. As with bonds that may perform weakly over a short period, we often prefer to hold onto AMT bonds for their longer-term income potential. However, we remain cognizant of the effect of the AMT, and we strive to manage Delaware Tax-Free Pennsylvania Fund in a tax-efficient manner.

Fund managers

Joseph R. Baxter
Senior Vice President, Senior Portfolio Manager
Head of Municipal Bond Department

Mr. Baxter joined Delaware Investments in 1999. He heads the firm’s municipal bond department and is responsible for setting the department’s investment strategy. He is also a co-portfolio manager of the firm’s municipal bond funds and several client accounts. Before joining Delaware Investments, he held investment positions with First Union, most recently as a municipal portfolio manager with the Evergreen Funds. Mr. Baxter received a bachelor’s degree in finance and marketing from LaSalle University.

Robert F. Collins, CFA
Senior Vice President, Senior Portfolio Manager

Mr. Collins joined Delaware Investments in 2004 and is a co-portfolio manager of several of the firm’s municipal bond funds and client accounts. Prior to joining Delaware Investments, he spent five years as a co-manager of the municipal portfolio management group within PNC Advisors, where he oversaw the tax-exempt investments of high net worth and institutional accounts. Before that, he headed the municipal fixed income team at Wilmington Trust, where he managed funds and high net worth accounts. Mr. Collins earned a bachelor’s degree in economics from Ursinus College, and he is also a former president of the Financial Analysts of Wilmington, Del.

Performance summary

Delaware Tax-Free Pennsylvania Fund

The performance data quoted represent past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. A rise or fall in interest rates can have a significant impact on bond prices and the NAV (net asset value) of the Fund. Funds that invest in bonds can lose their value as interest rates rise, and an investor can lose principal. Please obtain the performance data for the most recent month end by calling 800 523-1918 or visiting our Web site at www.delawareinvestments.com/performance.

You should consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. The Delaware Tax-Free Pennsylvania Fund prospectus contains this and other important information about the Fund. Please request a prospectus through your financial advisor or by calling 800 523-1918 or visiting our Web site at www.delawareinvestments.com. Read the prospectus carefully before you invest or send money.

Returns reflect the reinvestment of all distributions and any applicable sales charges as noted below.

Performance for Class B and C shares, excluding sales charges, assumes either that contingent deferred sales charges did not apply or that the investment was not redeemed.

An expense limitation was in effect for all classes during the periods shown below and on the next page. Performance would have been lower had the expense limitation not been in effect.

The Fund offers Class A, B, and C shares. Class A shares have a maximum front-end sales charge of 4.50%, and for periods after June 1, 1992, are subject to an annual distribution and service fee of up to 0.30% of average daily net assets, but such fee is currently subject to a contractual cap of 0.25% of average daily net assets through June 30, 2007. Class B shares are sold with a contingent deferred sales charge that declines from 4.00% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. They are also subject to an annual distribution and service fee of 1.00% of average daily net assets. Ten-year and lifetime performance figures for Class B shares reflect conversion to Class A shares after eight years. Class C shares are sold with a contingent deferred sales charge of 1.00% if redeemed during the first 12 months. They are also subject to an annual distribution and service fee of 1.00% of average daily net assets.

Effective at the close of business on May 31, 2007, no new or subsequent investments will be allowed in Class B shares of the Delaware Investments® Family of Funds, except through a reinvestment of dividends or capital gains or permitted exchanges. Please see the prospectus for additional information.

The Fund’s total operating expenses for Class A, B, and C shares are 0.96%, 1.69%, and 1.69%, respectively; the net expense ratios for Class A, B, and C shares are 0.90%, 1.67%, and 1.67%. These figures do not include interest and related expenses in connection with the Fund’s participation in inverse floater programs and extraordinary expenses due to the Trustees’ retirement payments. (See page 20, note 7 for more information.)

Fund Performance
Average Annual Total Returns
Through Feb. 28, 2007	1 Year	5 Years	10 Years	Lifetime
Class A (Est. March 23, 1977)
Excluding Sales Charge	+4.68%	+5.02%	+4.89%	+6.06%
Including Sales Charge	+0.00%	+4.07%	+4.41%	+5.89%

Class B (Est. May 2, 1994)
Excluding Sales Charge	+3.76%	+4.19%	+4.22%	+4.67%
Including Sales Charge	-0.24%	+3.93%	+4.22%	+4.67%

Class C (Est. Nov. 29, 1995)
Excluding Sales Charge	+3.88%	+4.21%	+4.07%	+4.03%
Including Sales Charge	+2.88%	+4.21%	+4.07%	+4.03%

Substantially all dividend income derived from tax-free funds is exempt from federal income tax. Some income may be subject to the federal alternative minimum tax that applies to certain investors. Capital gains, if any, are taxable.

Funds that invest primarily in a specific state may be more susceptible to the economic, regulatory, and other factors of that state than funds that invest more broadly.

The performance table above and the graph on the next page do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Fund basics
As of Feb. 28, 2007

Fund objective
The Fund seeks a high level of current interest income exempt from federal income tax and certain Pennsylvania state and local taxes, consistent with preservation of capital.

Total Fund net assets
$573 million

Number of holdings
114

Fund start date
March 23, 1977
	Nasdaq symbols	CUSIPS
Class A	DELIX	233216100
Class B	DPTBX	233216209
Class C	DPTCX	233216308

Performance of a $10,000 Investment
Feb. 28, 1997 through Feb. 28, 2007

	Starting value (Feb. 28, 1997)	Ending value (Feb. 28, 2007)
Lehman Brothers Municipal Bond Index	$10,000	$17,493
Delaware Tax-Free Pennsylvania Fund — Class A Shares	$9,550	$15,382

Chart assumes $10,000 invested Feb. 28, 1997, and includes the effect of a 4.50% front-end sales charge and the reinvestment of all distributions.

Performance of other Fund classes will vary due to different charges and expenses.

The chart also assumes $10,000 invested in the Lehman Brothers Municipal Bond Index as of Feb. 28, 1997.

Lehman Brothers Municipal Bond Fund is an unmanaged index that generally tracks the performance of municipal bonds. An index is unmanaged and does not reflect the costs of operating a mutual fund, such as the costs of buying, selling, and holding securities. You cannot invest directly in an index.

Past performance is not a guarantee of future results.

Disclosure of Fund expenses

For the period September 1, 2006 to February 28, 2007

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2006 to February 28, 2007.

Actual Expenses

The first section of the table shown, “Actual Fund Return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the table shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s actual expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

Delaware Tax-Free Pennsylvania Fund
Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	9/1/06 to
	9/1/06	2/28/07	Ratio	2/28/07*
Actual Fund Return
Class A	$1,000.00	$1,028.60	1.02%	$5.13
Class B	1,000.00	1,023.40	1.79%	8.98
Class C	1,000.00	1,024.70	1.79%	8.99
Hypothetical 5% Return (5% return before expenses)
Class A	$1,000.00	$1,019.74	1.02%	$5.11
Class B	1,000.00	1,015.92	1.79%	8.95
Class C	1,000.00	1,015.92	1.79%	8.95

*“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by the 181/365 (to reflect the one-half year period).

The expense ratios in the table above include interest and related expenses which include, but are not limited to, interest expense, remarketing fees, liquidity fees, and trustees’ fees in connection with the Fund’s participation in inverse floater programs. See Notes 1 and 7 in “Notes to Financial Statements.”

Sector allocation and credit quality breakdown

Delaware Tax-Free Pennsylvania Fund

As of February 28, 2007

Sector designations may be different than the sector designations presented in other Fund materials.

	Percentage
Sector	of Net Assets
Municipal Bonds	100.63%
Corporate-Backed Revenue Bonds	12.78%
Education Revenue Bonds	15.02%
Electric Revenue Bonds	0.35%
Escrowed to Maturity Bonds	7.25%
Health Care Revenue Bonds	15.02%
Housing Revenue Bonds	2.53%
Lease Revenue Bonds	4.36%
Local General Obligation Bonds	6.03%
Pre-Refunded Bonds	12.19%
Special Tax Revenue Bonds	0.37%
Transportation Revenue Bonds	10.12%
Water & Sewer Revenue Bonds	14.61%
Short-Term Investments	0.35%
Total Value of Securities	100.98%
Liabilities Net of Receivables and Other Assets	(0.98%	)
Total Net Assets	100.00%

Credit Quality Breakdown (as a % of fixed income investments)
AAA	45.22%
AA	22.38%
A	13.41%
BBB	16.65%
BB	0.68%
NR	1.66%
Total	100.00%

Statement of net assets

Delaware Tax-Free Pennsylvania Fund

February 28, 2007

	Principal
	Amount	Value
Municipal Bonds – 100.63%
Corporate-Backed Revenue Bonds – 12.78%
Allegheny County Industrial
Development Authority
Environmental Improvement
Revenue (USX Corp. Project)
5.50% 12/1/29	$13,000,000	$13,502,060
Beaver County Industrial Development
Authority Pollution Control
Revenue (Atlantic Richfield Project)
5.95% 7/1/21	5,100,000	5,210,313
Bucks County Industrial
Development Authority
Environmental Improvement
Revenue (USX Corp. Project)
5.40% 11/1/17	2,250,000	2,404,958
Carbon County Industrial
Development Authority
Resource Recovery Revenue
(Panther Creek Partners Project)
6.65% 5/1/10 (AMT)	6,760,000	7,052,505
Dauphin County Industrial
Development Authority Water
Revenue (Dauphin Consolidated
Water Supply Project) Series B
6.70% 6/1/17	1,750,000	2,124,658
Delaware County Industrial
Development Authority Water
Facilities Revenue
(Aqua Income Project) Series C
5.00% 2/1/35 (FGIC) (AMT)	7,670,000	8,074,439
(Philadelphia Suburban Water
Project) 6.00% 6/1/29
(FGIC) (AMT)	3,000,000	3,162,150
Indiana County Industrial
Development Authority Pollution
Control Revenue (PSE&G Power
Project) 5.85% 6/1/27 (AMT)	3,000,000	3,187,380
Luzerne County Industrial
Development Authority Water
Facilities Revenue (American
Water Co. Project) Series A
5.10% 9/1/34 (AMBAC) (AMT)	15,000,000	15,863,549
Pennsylvania Economic Development
Financing Authority Solid Waste
Disposal Revenue (Proctor &
Gamble Paper Project)
5.375% 3/1/31 (AMT)	11,000,000	12,678,490
		73,260,502
Education Revenue Bonds – 15.02%
Allegheny County Higher Education
Building Authority Revenue
(Carnegie Mellon University
Project) 5.25% 3/1/32	1,900,000	2,008,585
(Chatham College Project)
Series A 5.85% 3/1/22	650,000	694,506
Series A 5.95% 3/1/32	1,000,000	1,064,600
Series B 5.75% 11/15/35	4,000,000	4,282,400
Delaware County Authority
College Revenue
(Eastern College Project) Series B
5.50% 10/1/19	4,175,000	4,300,083
5.50% 10/1/24	2,850,000	2,931,852
(Haverford College Project)
5.75% 11/15/29	1,875,000	2,014,688
Erie Higher Education Building
Authority College Revenue
(Mercyhurst College Project)
Series B 5.00% 3/15/23	750,000	775,163
Harrisburg Authority University
Revenue (Harrisburg University
of Science Project) Series B
6.00% 9/1/36	2,000,000	2,066,900
Lancaster Higher Education
Authority College Revenue
(Franklin & Marshall College)
5.00% 4/15/23	5,000,000	5,349,450
Lehigh County General
Purpose Authority Revenue
(Desales University Project)
5.125% 12/15/23 (RADIAN)	5,000,000	5,242,050
Lycoming County Authority
College Revenue (Pennsylvania
College of Technology Project)
5.375% 7/1/30 (AMBAC)	5,000,000	5,260,500
Pennsylvania Economic
Development Financing
Authority School Revenue
(Germantown Friends School
Project) 5.35% 8/15/31	2,820,000	2,959,957
Pennsylvania State Higher Educational
Facilities Authority Revenue
(Drexel University Project)
Series A
5.20% 5/1/29	1,500,000	1,575,810
5.20% 5/1/32	1,000,000	1,048,730
(Lafayette College Project)
6.00% 5/1/30	2,500,000	2,664,425
(Philadelphia University Project)
5.00% 6/1/35	1,665,000	1,733,765
6.00% 6/1/29 (RADIAN)	1,800,000	1,908,540
(Thomas Jefferson
University Project)
5.00% 1/1/29	1,610,000	1,675,591
Series B 4.125% 9/1/26	2,600,000	2,589,626
(Ursinus College)
5.125% 1/1/33 (RADIAN)	2,000,000	2,097,980
(Widener University)
5.00% 7/15/39	7,915,000	8,250,121
Philadelphia Hospitals & Higher
Educational Facilities Authority
Revenue (Chestnut Hill College
Project) 6.00% 10/1/29	4,360,000	4,472,880

	Principal
	Amount	Value
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Philadelphia Redevelopment Authority
Revenue (Beech Student Housing
Complex Project)
5.50% 7/1/35 (ACA)	$1,500,000	$1,610,250
5.625% 7/1/28 (ACA)	1,000,000	1,083,250
Swarthmore Borough Authority
College Revenue (Swarthmore
College Project)
5.00% 9/15/31	15,000,000	15,630,449
Series A 4.125% 9/15/26	795,000	791,812
		86,083,963
Electric Revenue Bonds – 0.35%
^Philadelphia Gas Works Revenue
Capital Appreciation Series C
6.884% 1/1/12 (AMBAC)	2,500,000	2,028,650
		2,028,650
Escrowed to Maturity Bonds – 7.25%
Delaware County Authority Health
Facilities Revenue (Mercy Health
Corp. Project) 6.00% 12/15/26	3,500,000	3,577,035
Pennsylvania State Higher
Educational Facilities Authority
College & University Revenue
(University of the Arts Project)
5.20% 3/15/25 (RADIAN)	4,490,000	5,095,656
Philadelphia Authority for Industrial
Development Commercial
Revenue (Girard Estates Facilities
Leasing Project) 5.00% 5/15/27	4,500,000	4,510,080
Philadelphia Hospitals & Higher
Education Facilities Authority
Revenue (Presbyterian Medical
Center Project) 6.65% 12/1/19	13,000,000	15,794,350
Pittsburgh Water & Sewer Authority
Revenue (Crossover Refunding
Projects) 7.25% 9/1/14 (FGIC)	7,665,000	8,687,971
Southcentral General Authority
Revenue (Wellspan
Health Obligated Project)
5.625% 5/15/26	3,610,000	3,897,825
		41,562,917
Health Care Revenue Bonds – 15.02%
Allegheny County Hospital
Development Authority Revenue
(Ohio Valley General Hospital
Project) Series A 5.125% 4/1/35	1,750,000	1,814,418
Berks County Municipal Authority
Revenue (Health Care Reading
Hospital Pooled Financing
Project) 5.00% 3/1/28	11,750,000	12,017,078
Chester County Health &
Educational Facilities Authority
Revenue (Jefferson Health
Systems Project) Series B
5.375% 5/15/27	14,270,000	14,607,056
Cumberland County Municipal
Authority Revenue (Diakon
Lutheran Ministries Project)
5.00% 1/1/36	2,570,000	2,668,020
Lancaster County Hospital
Authority Revenue
(General Hospital Project)
4.50% 3/15/36	1,000,000	1,003,350
(Willow Valley Retirement
Project) 5.875% 6/1/31	2,100,000	2,233,833
Monroe County Hospital Authority
Revenue (Pocono Medical Center
Project) 6.00% 1/1/43	6,710,000	7,275,250
Montgomery County Higher
Education & Health
Authority Revenue
(Abington Memorial Hospital)
Series A 5.125% 6/1/32	6,500,000	6,792,890
(Catholic Health East) Series C
5.50% 11/15/24	1,150,000	1,249,533
Montgomery County Industrial
Development Authority Revenue
(Acts Retirement Community)
Series A 4.50% 11/15/36	3,000,000	2,925,360
(Foulkeways at Gwynedd Project)
Series A
5.00% 12/1/24	1,000,000	1,045,160
5.00% 12/1/30	1,500,000	1,561,950
Mount Lebanon Hospital Authority
Revenue (St. Clair Memorial
Hospital Project) Series A
5.625% 7/1/32	4,500,000	4,807,035
Pennsylvania Economic
Development Financing
Authority Revenue (Dr. Gertrude
A. Barber Center, Inc. Project)
5.90% 12/1/30 (RADIAN)	2,250,000	2,395,958
Pennsylvania State Higher
Educational Facilities Authority
Revenue (UPMC Health Systems
Project) Series A 6.00% 1/15/31	10,000,000	10,831,300
Philadelphia Authority for Industrial
Development Revenue
(Germantown Senior Living
Presbyterian Homes Project)
Series A 5.625% 7/1/35	2,295,000	2,410,553
St. Mary Hospital Authority Health
System Revenue (Catholic Health
East) Series B 5.375% 11/15/34	9,750,000	10,497,533
		86,136,277

(continues)     9

Statement of net assets

Delaware Tax-Free Pennsylvania Fund

	Principal
	Amount	Value
Municipal Bonds (continued)
Housing Revenue Bonds – 2.53%
Allegheny County Residential
Finance Authority Single Family
Mortgage Revenue
Series KK-2 5.40% 5/1/26
(GNMA) (AMT)	$2,540,000	$2,634,691
Series II-2 5.90% 11/1/32
(GNMA) (AMT)	810,000	843,866
Pennsylvania Housing Finance
Agency Single Family Mortgage
Series 66A 5.65% 4/1/29 (AMT)	415,000	417,801
Series 72A 5.35% 10/1/31 (AMT)	5,190,000	5,390,386
Series 94A 5.15% 10/1/37 (AMT)	5,000,000	5,215,500
		14,502,244
Lease Revenue Bonds – 4.36%
Allegheny County Industrial
Development Authority Lease
Revenue (Residential Resource
Inc. Project)
5.10% 9/1/26	1,370,000	1,428,705
5.125% 9/1/31	1,515,000	1,580,433
Philadelphia Authority for Industrial
Development Lease Revenue
Series B 5.25% 10/1/30 (FSA)	4,510,000	4,784,704
Puerto Rico Public Buildings Authority
Revenue (Government Facilities)
Series I 5.25% 7/1/33	16,000,000	17,181,759
		24,975,601
Local General Obligation Bonds – 6.03%
Allegheny County Redevelopment
Authority Tax Increment Revenue
(Waterfront Project) Series B
6.00% 12/15/10	500,000	521,090
6.40% 12/15/18	1,500,000	1,628,235
Bucks County Industrial
Development Authority Multi-
Family County-Guaranteed
(New Hope Manor Project)
Series A
5.40% 3/1/22 (AMT)	1,265,000	1,313,981
5.50% 3/1/41 (AMT)	5,340,000	5,517,021
Canon McMillan School District
Series B 5.25% 12/1/34 (FGIC)	3,580,000	3,821,185
Catasauqua Area School District
5.00% 2/15/36 (FSA)	6,825,000	7,289,714
Greater Johnstown School District
Series C 5.125% 8/1/25 (MBIA)	7,490,000	7,889,441
Lancaster County Series A
5.00% 11/1/27 (FGIC)	2,000,000	2,094,460
Montgomery County Series C
4.25% 12/15/31	3,500,000	3,475,920
Washington County Redevelopment
Authority Revenue (Victory
Centre Project – Tanger)
Series A 5.45% 7/1/35	1,000,000	1,031,440
		34,582,487
§Pre-Refunded Bonds – 12.19%
Erie Water Authority Revenue Series A
5.125% 12/1/25-11 (MBIA)	4,000,000	4,256,240
Harrisburg Authority Office &
Parking Revenue
Series A 6.00% 5/1/19-08	7,500,000	7,703,550
Lancaster County Hospital Authority
Revenue (General Hospital
Project) 5.50% 3/15/26-13	3,000,000	3,310,470
Lancaster Industrial Development
Authority Revenue
(Garden Spot Village Project)
Series A 7.625% 5/1/31-10	1,650,000	1,856,630
McGuffey School District
5.125% 8/1/31-11 (FGIC)	2,000,000	2,121,580
Norwin School District
6.00% 4/1/30-10 (FGIC)	2,000,000	2,134,640
Pennsylvania Higher Educational
Facilities Authority Revenue
(Thomas Jefferson University
Project) 5.00% 1/1/29-13	3,390,000	3,618,554
Pennsylvania State Higher Education
Assistance Agency Capital
Acquisition 5.875% 12/15/30-10
(MBIA)	7,385,000	7,969,080
Pennsylvania State Higher
Educational Facilities Authority
College & University Revenue
(Drexel University Project)
6.00% 5/1/29-09	3,000,000	3,145,620
Pennsylvania State Public School
Building Authority Revenue
(Lehigh Career & Technical
Institute Project)
5.125% 10/1/28-13 (FGIC)	2,800,000	3,021,284
5.25% 10/1/32-13 (FGIC)	2,140,000	2,323,612
Pennsylvania State Turnpike
Commission Series F
5.00% 7/15/41-11 (AMBAC)	1,600,000	1,700,640
Puerto Rico Commonwealth
Highway & Transportation
Authority Revenue Series J
5.00% 7/1/34-14	3,550,000	3,852,460
Southcentral General Authority
Revenue (Welllspan
Health Obligated Project)
5.625% 5/15/26-11	16,390,000	17,760,039
West Cornwall Township
Municipal Authority Revenue
(Elizabethtown College Project)
6.00% 12/15/27-11	1,615,000	1,775,693
Westmoreland County Municipal
Authority Service Revenue
5.25% 8/15/28-15 (FSA)	3,000,000	3,333,600
		69,883,692

	Principal
	Amount	Value
Municipal Bonds (continued)
Special Tax Revenue Bonds – 0.37%
Puerto Rico Commonwealth
Infrastructure Financing
Authority Revenue Series B
5.00% 7/1/46	$2,000,000	$2,110,440
		2,110,440
Transportation Revenue Bonds – 10.12%
Allegheny County Airport Revenue
(Pittsburgh International Airport
Project) Series A 5.75% 1/1/14
(MBIA) (AMT)	6,910,000	7,640,180
Delaware River Port Authority
(Pennsylvania & New Jersey Port
District Project)
Series B 5.70% 1/1/21 (FSA)	8,560,000	9,018,473
Delaware River Toll Bridge
5.00% 7/1/28	3,000,000	3,139,890
Erie, Western Pennsylvania Port
Authority General Revenue
6.25% 6/15/10 (AMT)	1,115,000	1,135,929
Lehigh Northampton Airport
Authority Revenue (Lehigh Valley
Airport Project) Series A
6.00% 5/15/25 (MBIA) (AMT)	1,525,000	1,616,729
6.00% 5/15/30 (MBIA) (AMT)	2,700,000	2,862,405
Pennsylvania Economic Development
Financing Authority Exempt
Facilities Revenue (Amtrak Project)
Series A 6.375% 11/1/41 (AMT)	5,000,000	5,366,700
Pennsylvania Economic
Development Financing
Authority Revenue (30th Street
Station Garage Project)
5.875% 6/1/33 (ACA) (AMT)	4,500,000	4,917,600
Pennsylvania State Turnpike
Commission Revenue
Series A 5.00% 12/1/34 (AMBAC)	8,000,000	8,589,280
Series R 5.00% 12/1/30 (AMBAC)	2,500,000	2,630,125
Philadelphia Authority for Industrial
Development Revenue
(Sub-Air Cargo Project)
Series A 7.50% 1/1/25 (AMT)	2,500,000	2,749,075
Puerto Rico Commonwealth
Highway & Transportation
Authority Revenue Series G
5.00% 7/1/33	3,000,000	3,129,690
5.00% 7/1/42	5,000,000	5,204,850
		58,000,926
Water & Sewer Revenue Bonds – 14.61%
&Philadelphia Water & Waste Revenue
5.25% 12/15/14 (AMBAC)	62,000,000	67,912,010
Philadelphia Water & Waste Revenue
Series A 5.00% 7/1/35 (FSA)	5,000,000	5,324,050
Pittsburgh Water & Sewer
Authority Revenue First Lien
5.125% 12/1/31 (AMBAC)	10,000,000	10,537,800
		83,773,860
Total Municipal Bonds
(cost $536,220,421)		576,901,559

Short-Term Investments – 0.35%
•Variable Rate Demand Notes – 0.35%
Lancaster County Hospital Authority
Revenue (Willow Valley
Retirement Project) Series A
3.67% 12/1/32 (RADIAN)	2,000,000	2,000,000
Total Short-Term Investments
(cost $2,000,000)		2,000,000

Total Value of Securities – 100.98%
(cost $538,220,421)		578,901,559
Liabilities Net of Receivables
and Other Assets – (0.98%)å		(5,601,648)
Net Assets Applicable to 70,464,553
Shares Outstanding – 100.00%		$573,299,911

Net Asset Value – Delaware Tax-Free Pennsylvania Fund
Class A ($553,230,033 / 67,997,684 Shares)		$8.14
Net Asset Value – Delaware Tax-Free Pennsylvania Fund
Class B ($11,660,165 / 1,433,414 Shares)		$8.13
Net Asset Value – Delaware Tax-Free Pennsylvania Fund
Class C ($8,409,713 / 1,033,455 Shares)		$8.14

Components of Net Assets at February 28, 2007:
Shares of beneficial interest
(unlimited authorization – no par)		$552,008,381
Accumulated net realized loss on investments		(19,389,608)
Net unrealized appreciation of investments		40,681,138
Total net assets		$573,299,911

^	Zero coupon security. The rate shown is the yield at the time of purchase.

§	Pre-Refunded Bonds. Municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 9 in “Notes to Financial Statements.”

•	Variable rate security. The rate shown is the rate as of February 28, 2007.

&	Security held in a trust in connection with Inverse Floater security $46,500,000, 5.93%, 12/15/14. See Note 7 in “Notes to Financial Statements.”

å	Includes $15,500,000 in liability for Inverse Floater program. See Note 7 in “Notes to Financial Statements.”

For additional information on the Inverse Floater programs, See Note 7 in “Notes to Financial Statements.”

(continues)     11

Statement of net assets

Delaware Tax-Free Pennsylvania Fund

Summary of Abbreviations:
ACA — Insured by American Capital Access
AMBAC — Insured by the AMBAC Assurance Corporation
AMT — Subject to Alternative Minimum Tax
FGIC — Insured by the Financial Guaranty Insurance Company
FSA — Insured by Financial Security Assurance
GNMA — Insured by Government National Mortgage Association
MBIA — Insured by the Municipal Bond Insurance Association
RADIAN — Insured by Radian Asset Assurance

Net Asset Value and Offering Price Per Share – Delaware Tax-Free Pennsylvania Fund
Net asset value Class A (A)	$8.14
Sales charge (4.50% of offering price) (B)	0.38
Offering price	$8.52

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.

(B)	See the current prospectus for purchases of $100,000 or more.

See accompanying notes

Statement of operations

Delaware Tax-Free Pennsylvania Fund

Year Ended February 28, 2007

Investment Income:
Interest		$30,184,116

Expenses:
Management fees	$3,151,512
Distribution expenses – Class A	1,520,820
Distribution expenses – Class B	141,237
Distribution expenses – Class C	81,681
Interest and related expenses	652,145
Dividend disbursing and transfer agent fees and expenses	343,185
Accounting and administration expenses	232,121
Trustees’ fees and benefits	105,018
Legal fees	90,733
Reports and statements to shareholders	37,042
Audit and taxes	34,406
Insurance fees	16,871
Registration fees	14,825
Consulting fees	13,675
Custodian fees	10,385
Pricing fees	4,845
Trustees’ expenses	2,973
Dues and services	2,872	6,456,346
Less expenses absorbed or waived		(99,397)
Less waived disribution expenses – Class A		(240,346)
Less expense paid indirectly		(4,339)
Total operating expenses		6,112,264
Net Investment Income		24,071,852

Net Realized and Unrealized Gain on Investments:
Net realized gain on investments		1,079,873
Net change in unrealized appreciation/depreciation of investments		684,639
Net Realized and Unrealized Gain on Investments		1,764,512

Net Increase in Net Assets Resulting from Operations		$25,836,364

See accompanying notes

Statements of changes in net assets

Delaware Tax-Free Pennsylvania Fund

	Year Ended
	2/28/07	2/28/06
Increase (Decrease) in Net Assets from Operations:
Net investment income	$24,071,852	$25,984,710
Net realized gain on investments	1,079,873	2,019,077
Net change in unrealized appreciation/depreciation of investments	684,639	(4,373,724)
Net increase in net assets resulting from operations	25,836,364	23,630,063

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(23,522,886)	(25,027,299)
Class B	(486,530)	(694,972)
Class C	(281,238)	(262,439)
	(24,290,654)	(25,984,710)

Capital Share Transactions:
Proceeds from shares sold:
Class A	23,764,382	16,672,721
Class B	411,121	889,307
Class C	922,698	1,745,792

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	14,109,748	14,709,393
Class B	284,198	373,907
Class C	218,644	193,099
	39,710,791	34,584,219
Cost of shares repurchased:
Class A	(56,500,905)	(57,983,544)
Class B	(6,786,202)	(6,658,177)
Class C	(710,814)	(810,262)
	(63,997,921)	(65,451,983)
Decrease in net assets derived from capital share transactions	(24,287,130)	(30,867,764)
Net Decrease in Net Assets	(22,741,420)	(33,222,411)

Net Assets:
Beginning of year	596,041,331	629,263,742
End of year (there was no undistributed net investment income at either year end)	$573,299,911	$596,041,331

See accompanying notes

Financial highlights

Delaware Tax-Free Pennsylvania Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Year Ended
	2/28/07	2/28/06	2/28/05	2/29/04	2/28/03
Net asset value, beginning of period	$8.110	$8.140	$8.250	$8.140	$7.950

Income (loss) from investment operations:
Net investment income	0.337	0.347	0.365	0.365	0.374
Net realized and unrealized gain (loss) on investments	0.033	(0.030)	(0.110)	0.110	0.189
Total from investment operations	0.370	0.317	0.255	0.475	0.563

Less dividends and distributions from:
Net investment income	(0.340)	(0.347)	(0.365)	(0.365)	(0.373)
Total dividends and distributions	(0.340)	(0.347)	(0.365)	(0.365)	(0.373)

Net asset value, end of period	$8.140	$8.110	$8.140	$8.250	$8.140

Total return[1]	4.68%	3.97%	3.23%	6.00%	7.29%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$553,230	$570,329	$599,172	$638,325	$669,042
Ratio of expenses to average net assets	1.02% [2]	0.91%	0.89%	0.90%	0.92%
Ratio of expenses to average net assets
prior to expense limitation and expenses paid indirectly	1.08% [2]	0.95%	0.93%	0.94%	0.92%
Ratio of net investment income to average net assets	4.18%	4.27%	4.54%	4.47%	4.69%
Ratio of net investment income to average net assets
prior to expense limitation and expenses paid indirectly	4.12%	4.23%	4.50%	4.43%	4.69%
Portfolio turnover	10%	13%	11%	12%	18%

[1] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager and distributor, as applicable. Performance would have been lower had the expense limitation not been in effect.
[2] The ratio of expenses to average net assets and ratio of expenses to average net assets prior to expense limitation and expenses paid indirectly for the year ended February 28, 2007 includes interest and related expenses which include, but are not limited to, interest expense, remarketing fees, liquidity fees, and trustees’ fees in connection with the Fund’s participation in inverse floater programs. See Notes 1 and 7 in “Notes to Financial Statements.”

See accompanying notes

(continues)     15

Financial highlights

Delaware Tax-Free Pennsylvania Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Year Ended
	2/28/07	2/28/06	2/28/05	2/29/04	2/28/03
Net asset value, beginning of period	$8.110	$8.140	$8.250	$8.140	$7.950

Income (loss) from investment operations:
Net investment income	0.275	0.285	0.303	0.301	0.312
Net realized and unrealized gain (loss) on investments	0.023	(0.030)	(0.110)	0.110	0.189
Total from investment operations	0.298	0.255	0.193	0.411	0.501

Less dividends and distributions from:
Net investment income	(0.278)	(0.285)	(0.303)	(0.301)	(0.311)
Total dividends and distributions	(0.278)	(0.285)	(0.303)	(0.301)	(0.311)

Net asset value, end of period	$8.130	$8.110	$8.140	$8.250	$8.140

Total return[1]	3.76%	3.17%	2.44%	5.17%	6.46%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$11,660	$17,762	$23,235	$29,589	$34,914
Ratio of expenses to average net assets	1.79% [2]	1.68%	1.67%	1.68%	1.70%
Ratio of expenses to average net assets
prior to expense limitation and expenses paid indirectly	1.81% [2]	1.68%	1.67%	1.68%	1.70%
Ratio of net investment income to average net assets	3.41%	3.50%	3.76%	3.69%	3.91%
Ratio of net investment income to average net assets
prior to expense limitation and expenses paid indirectly	3.39%	3.50%	3.76%	3.69%	3.91%
Portfolio turnover	10%	13%	11%	12%	18%

[1] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.
[2] The ratio of expenses to average net assets and ratio of expenses to average net assets prior to expense limitation and expenses paid indirectly for the year ended February 28, 2007 includes interest and related expenses which include, but are not limited to, interest expense, remarketing fees, liquidity fees, and trustees’ fees in connection with the Fund’s participation in inverse floater programs. See Notes 1 and 7 in “Notes to Financial Statements.”

See accompanying notes

Delaware Tax-Free Pennsylvania Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Year Ended
	2/28/07	2/28/06	2/28/05	2/29/04	2/28/03
Net asset value, beginning of period	$8.110	$8.140	$8.250	$8.140	$7.950

Income (loss) from investment operations:
Net investment income	0.275	0.284	0.302	0.301	0.312
Net realized and unrealized gain (loss) on investments	0.033	(0.030)	(0.110)	0.110	0.189
Total from investment operations	0.308	0.254	0.192	0.411	0.501

Less dividends and distributions from:
Net investment income	(0.278)	(0.284)	(0.302)	(0.301)	(0.311)
Total dividends and distributions	(0.278)	(0.284)	(0.302)	(0.301)	(0.311)

Net asset value, end of period	$8.140	$8.110	$8.140	$8.250	$8.140

Total return[1]	3.88%	3.17%	2.43%	5.17%	6.46%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$8,410	$7,950	$6,857	$6,070	$5,197
Ratio of expenses to average net assets	1.79% [2]	1.68%	1.67%	1.68%	1.70%
Ratio of expenses to average net assets
prior to expense limitation and expenses paid indirectly	1.81% [2]	1.68%	1.67%	1.68%	1.70%
Ratio of net investment income to average net assets	3.41%	3.50%	3.76%	3.69%	3.91%
Ratio of net investment income to average net assets
prior to expense limitation and expenses paid indirectly	3.39%	3.50%	3.76%	3.69%	3.91%
Portfolio turnover	10%	13%	11%	12%	18%

[1] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.
[2] The ratio of expenses to average net assets and ratio of expenses to average net assets prior to expense limitation and expenses paid indirectly for the year ended February 28, 2007 includes interest and related expenses which include, but are not limited to, interest expense, remarketing fees, liquidity fees, and trustees’ fees in connection with the Fund’s participation in inverse floater programs. See Notes 1 and 7 in “Notes to Financial Statements.”

See accompanying notes

Notes to financial statements

Delaware Tax-Free Pennsylvania Fund

February 28, 2007

Delaware Group State Tax-Free Income Trust (the “Trust”) is organized as a Delaware statutory trust and offers one series: Delaware Tax-Free Pennsylvania Fund (the “Fund”). The Trust is an open-end investment company. The Fund is considered non-diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class B and Class C shares. Class A shares are sold with a front-end sales charge of up to 4.50%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge of 1% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class B shares are sold with a contingent deferred sales charge that declines from 4% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a contingent deferred sales charge of 1%, if redeemed during the first 12 months.

The investment objective of the Fund is to seek a high level of current interest income exempt from federal income tax and certain Pennsylvania state and local taxes, consistent with the preservation of capital.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation — Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 “Fair Value Measurements” (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have an impact on the amounts reported in the financial statements.

Federal Income Taxes — The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

On July 13, 2006, FASB released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in fund net asset value calculations as late as the fund’s last net asset value calculation in the first required financial statement reporting period. As a result, the Fund will incorporate FIN 48 in its semiannual report on August 31, 2007. Although the Fund’s tax positions are currently being evaluated, management does not expect the adoption of FIN 48 to have a material impact on the Fund’s financial statements.

Class Accounting — Investment income and common expenses are allocated to the classes of the Fund on the basis of “settled shares” of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Interest and Related Expenses — Interest and related expenses include, but are not limited to interest expense, remarketing fees, liquidity fees, and trustee’s fees from the Fund’s participation in inverse floater programs where the Fund has transferred its own bonds to a trust that issues floating rate securities and inverse floating rate securities with an aggregate principal amount equal to the principal of the transferred bond. In consideration of the conveyance of the bond, the Fund receives the inverse floating rate securities and cash from the trust. As a result of certain rights retained by the Fund, the transfer of the bond is not considered a sale, but rather a form of financing for accounting purposes whereby the cash received is recorded as a liability and interest expense is recorded based on the interest rate of the floating rate securities. Remarketing fees, liquidity fees, and trustees’ fee expenses are recorded on the accrual basis.

For the year ended February 28, 2007, the Fund had an average daily liability from the participation in inverse floater programs of $15,500,000 and recorded interest expense at an average rate of 4.21%.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized

1. Significant Accounting Policies (continued)

gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The expense paid under this arrangement is included in custodian fees on the Statement of Operations with the corresponding expense offset shown as “expense paid indirectly.”

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.55% on the first $500 million of average daily net assets of the Fund, 0.50% on the next $500 million, 0.45% on the next $1.5 billion, and 0.425% on average daily net assets in excess of $2.5 billion.

Effective July 1, 2006, DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse the Fund to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, 12b-1 fees, certain insurance costs and extraordinary expenses, do not exceed 0.67% of average daily net assets of the Fund through June 30, 2007. Prior to July 1, 2006, no expense waiver was in effect.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting, administration, dividend disbursing and transfer agent services. The Fund pays DSC a monthly fee computed at the annual rate of 0.04% of the Fund’s average daily net assets for accounting and administration services. The Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Class A shares and 1.00% of the average daily net assets of the Class B and C shares. The Board of Trustees has adopted a formula for calculating 12b-1 plan fees for the Fund’s Class A shares that went into effect on June 1, 1992. The total 12b-1 fees to be paid by Class A shareholders of the Fund will be sum of 0.10% of the average daily net assets representing shares that were acquired prior to June 1, 1992 and 0.30% of the average daily net assets representing shares that were acquired on or after June 1, 1992. All Class A shareholders will bear 12b-1 fees at the same rate, the blended rate based upon the allocation of the 0.10% and 0.30% rates described above. DDLP has contracted to waive distribution and service fees through June 30, 2007 in order to prevent distribution and service fees of Class A shares from exceeding 0.25% of average daily net assets. This contractual waiver is applied to the shares of the Fund that were acquired on or after June 1, 1992 in calculating the applicable 12b-1 fee rate.

At February 28, 2007, the Fund had liabilities payable to affiliates as follows:

Investment management fees payable to DMC	$230,788
Dividend disbursing, transfer agent, accounting
and administration fees and other expenses
payable to DSC	94,238
Distribution Fees Payable to DDLP	237,279
Other expenses payable to DMC and affiliates*	21,756

*DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees’ fees.

As provided in the investment management agreement, the Fund bears the cost of certain legal and tax services, including internal legal and tax services provided to the Fund by DMC and/or its affiliates’ employees. For the year ended February 28, 2007, the Fund was charged $28,180 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

For the year ended February 28, 2007, DDLP earned $34,247 for commissions on sales of the Fund’s Class A shares. For the year ended February 28, 2007, DDLP received gross contingent deferred sales charge commissions of $7,391, $13,736 and $498 on redemption of the Fund’s Class A, Class B and Class C shares, respectively, and these commissions were entirely used to offset up-front commissions previously paid by DDLP to broker-dealers on sales of those shares.

Trustees’ fees and benefits include expenses accrued by the Fund for each Trustee’s retainer, per meeting fees and retirement benefits. Independent Trustees with over five years of uninterrupted service were eligible to participate in a retirement plan that provides for the payment of benefits upon retirement. The amount of the retirement benefit was determined based on factors set forth in the plan, including the number of years of service. On November 16, 2006, the Board of Trustees of the Fund unanimously voted to terminate the retirement plan. Payments equal to the net present value of the earned benefits were made in 2007 to those independent Trustees so entitled. The retirement benefit payout for the Fund was $72,694.

Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Trust. These officers and trustees are paid no compensation by the Fund.

3. Investments

For the year ended February 28, 2007, the Fund made purchases of $56,345,033 and sales of $72,256,107 of investment securities other than short-term investments.

At February 28, 2007, the cost of investments for federal income tax purposes was $524,195,369. At February 28, 2007, net unrealized appreciation was $39,206,190, of which $39,241,895 related to unrealized appreciation of investments and $35,705 related to unrealized depreciation of investments.

(continues)     19

Notes to financial statements

Delaware Tax-Free Pennsylvania Fund

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the years ended February 28, 2007 and 2006 was as follows:

	Year Ended
	2/28/07	2/28/06
Tax-exempt income	$24,290,654	$25,984,710

5. Components of Net Assets on a Tax Basis

As of February 28, 2007, the components of net assets on a tax basis were as follows:

Shares of beneficial interest	$552,008,381
Capital loss carryforwards	(17,914,660)
Unrealized appreciation of investments	39,206,190
Net assets	$573,299,911

The difference between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales and tax treatment of the Fund’s participation in inverse floater programs.

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. $1,079,873 was utilized in 2007. Capital loss carryforwards remaining at February 28, 2007 will expire as follows: $8,113,195 expires in 2008, $8,323,306 expires in 2009, $1,161,652 expires in 2010 and $316,507 expires in 2014.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of the Fund’s participation in inverse floater programs. Results of operations and net assets were not affected by these reclassifications. For the year ended February 28, 2007, the Fund recorded the following reclassifications:

Undistributed net investment income	$218,802
Accumulated net realized loss on investments	(218,802)

Additionally, in 2007, the Fund recorded an adjustment to the cost basis of investments related to its participation in inverse floater programs, which resulted in the following reclassifications:

Accumulated net realized loss on investments	$3,439,664
Net unrealized appreciation of investments	(3,439,664)

6. Capital Shares

Transactions in capital shares were as follows:

	Year Ended
	2/28/07	2/28/06
Shares sold:
Class A	2,958,328	2,053,783
Class B	50,847	109,469
Class C	114,358	214,354

Shares issued upon reinvestment of
dividends and distributions:
Class A	1,750,610	1,808,881
Class B	35,281	45,977
Class C	27,127	23,752
	4,936,551	4,256,216

Shares repurchased:
Class A	(7,014,187)	(7,136,054)
Class B	(842,368)	(819,201)
Class C	(87,938)	(100,096)
	(7,944,493)	(8,055,351)
Net decrease	(3,007,942)	(3,799,135)

For the years ended February 28, 2007 and 2006, 467,467 Class B shares were converted to 467,467 Class A shares valued at $3,766,675 and 522,668 Class B shares were converted to 522,449 Class A shares valued at $4,249,239, respectively. The respective amounts are included in Class B redemptions and Class A subscriptions in the table above and the Statements of Changes in Net Assets.

7. Inverse Floaters

The Fund may participate in inverse floater programs where it transfers its own bonds to a trust that issues floating rate securities and inverse floating rate securities (“inverse floaters”) with an aggregate principal amount equal to the principal of the transferred bonds. The inverse floaters received by the Fund are derivative tax-exempt obligations with floating or variable interest rates that move in the opposite direction of short-term interest rates, usually at an accelerated speed. Consequently, the values of the inverse floaters will generally be more volatile than other tax-exempt investments. The Fund typically uses inverse floaters to adjust the duration of its portfolio. Duration measures a portfolio’s sensitivity to changes in interest rates. By holding inverse floaters with a different duration than the underlying bonds that the Fund transferred to the trust, the Fund seeks to adjust its portfolio’s sensitivity to changes in interest rates. The Fund may also invest in inverse floaters to add additional income to the Fund or to adjust the Fund’s exposure to a specific segment of the yield curve. Securities held in trust relating to inverse floater programs are identified on the Statement of Net Assets.

Previously, the Fund treated this transaction as a sale of the bonds and as a purchase of the inverse floating rate securities. Under Statement of Financial Accounting Standards No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities (FAS 140), the transfer of the bonds is not considered a sale, but rather a form of financing for accounting purposes.

8. Line of Credit

The Fund, along with certain other funds in the Delaware Investments® Family of Funds (the “Participants”), participates in a $225,000,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each participant’s allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Fund had no amounts outstanding as of February 28, 2007, or at any time during the year then ended.

9. Credit and Market Risk

The Fund concentrates its investments in securities issued by Pennsylvania municipalities. The value of these investments may be adversely affected by new legislation within Pennsylvania, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. These securities have been identified in the Statement of Net Assets.

The Fund may invest in advanced refunded bonds, escrow secured bonds or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a “current refunding.” Advance refunded bonds are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are “escrowed to maturity” when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates. Bonds are considered “pre-refunded” when the refunding issue’s proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become “defeased” when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody’s Investors Service, Inc., Standard & Poor’s Ratings Group, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

The Fund may invest up to 10% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board of Trustees has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. At February 28, 2007, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund’s Liquidity Procedures.

10. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

11. Tax Information (unaudited)

The information set forth below is for the Fund’s fiscal year as required by federal laws. Shareholders, however, must report distributions on a calendar year basis for income tax purposes, which may include distributions for portions of two fiscal years of a fund. Accordingly, the information needed by shareholders for income tax purposes will be sent to them in January of each year. Please consult your tax advisor for proper treatment of this information.

For the fiscal year ended February 28, 2007, the Fund designates distributions paid during the year as follows:

(A)
Long-Term	(B)
Capital Gains	Tax-Exempt	Total
Distributions	Distributions	Distributions
(Tax Basis)	(Tax Basis)	(Tax Basis)
0%	100%	100%

(A) and (B) are based on a percentage of the Fund’s total distributions.

12. Subsequent Event

At a meeting on February 16, 2007, the Board of Trustees of Delaware Investments® Family of Funds approved the termination of new sales and most subsequent investments of Class B shares of each fund in the complex (each, a “Fund”). Effective at the close of business on May 31, 2007, no new or subsequent investments, including investments through automatic investment plans and by qualified retirement plans (such as 401(k) plans, 403(b) plans, or 457 plans), will be allowed in Class B shares of a Fund, except through a reinvestment of dividends or capital gains or permitted exchanges. Existing shareholders of Class B shares may continue to hold their Class B shares, reinvest dividends into Class B shares, and exchange their Class B shares of one Fund for Class B shares of another Fund, as permitted by existing

Notes to financial statements

Delaware Tax-Free Pennsylvania Fund

12. Subsequent Event (continued)

exchange privileges. Existing Class B shareholders wishing to make subsequent purchases in a Fund’s shares will be permitted to invest in other classes of the Fund, subject to that class’ pricing structure and eligibility requirements, if any.

For Class B shares outstanding as of May 31, 2007 and Class B shares acquired upon reinvestment of dividends or capital gains, all Class B share attributes, including the contingent deferred sales charge (“CDSC”) schedules, conversion to Class A schedule, and distribution and service (12b-1) fees, will continue in their current form. However, effective at the close of business on May 31, 2007, reinvestment of redeemed shares with respect to Class B shares (which, as described in the prospectus, permits you to reinvest within 12 months of selling your shares and have any CDSC you paid on such shares credited back to your account) will be discontinued. In addition, because a Fund’s or its distributor’s ability to assess certain sales charges and fees is dependent on the sale of new shares, the termination of new purchases of Class B shares could ultimately lead to the elimination and/or reduction of such sales charges and fees. A Fund may not be able to provide shareholders with advance notice of the reduction in these sales charges and fees. You will be notified via a Prospectus Supplement if there are any changes to any attributes, sales charges, or fees.

Report of independent
registered public accounting firm

To the Shareholders and Board of Trustees
Delaware Group State Tax-Free Income Trust – Delaware
Tax-Free Pennsylvania Fund

We have audited the accompanying statement of net assets of Delaware Tax-Free Pennsylvania Fund (the sole series of Delaware Group State Tax-Free Income Trust) (the “Fund”) as of February 28, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of February 28, 2007, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Delaware Tax-Free Pennsylvania Fund of Delaware Group State Tax-Free Income Trust at February 28, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Philadelphia, Pennsylvania
April 19, 2007

Board of trustees/directors
and officers addendum

Delaware Investments® Family of Funds

A mutual fund is governed by a Board of Trustees/Directors (“Trustees”), which has oversight responsibility for the management of a fund’s business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor, and others who perform services for the fund. The independent fund trustees, in particular, are advocates for shareholder interests. Each trustee has served in that capacity since he or she was elected to or appointed to the Board of Trustees, and will continue to serve until his or her retirement or the election of a new trustee in his or her place. The following is a list of the Trustees and Officers with certain background and related information.

Number of
				Portfolios in Fund	Other
Name,				Complex Overseen	Directorships
Address,	Position(s)	Length of	Principal Occupation(s)	by Trustee	Held by
and Birth Date	Held with Fund(s)	Time Served	During Past 5 Years	or Officer	Trustee or Officer
Interested Trustees
Patrick P. Coyne[1]	Chairman,	Chairman and Trustee	Patrick P. Coyne has served in	83	None
2005 Market Street	President,	since August 16, 2006	various executive capacities
Philadelphia, PA	Chief Executive		at different times at
19103	Officer, and	President and	Delaware Investments.[2]
	Trustee	Chief Executive Officer
April 14, 1963		since August 1, 2006
Independent Trustees
Thomas L. Bennett	Trustee	Since	Private Investor —	83	None
2005 Market Street		March 2005	(March 2004–Present)
Philadelphia, PA
19103			Investment Manager —
Morgan Stanley & Co.
October 4, 1947			(January 1984–March 2004)
John A. Fry	Trustee	Since	President —	83	Director —
2005 Market Street		January 2001	Franklin & Marshall College		Community Health
Philadelphia, PA			(June 2002–Present)		Systems
19103
			Executive Vice President —		Director —
May 28, 1960			University of Pennsylvania		Allied Barton
			(April 1995–June 2002)		Security Holdings
Anthony D. Knerr	Trustee	Since	Founder and Managing Director —	83	None
2005 Market Street		April 1990	Anthony Knerr & Associates
Philadelphia, PA			(Strategic Consulting)
19103			(1990–Present)

December 7, 1938
Lucinda S. Landreth	Trustee	Since	Chief Investment Officer —	83	None
2005 Market Street		March 2005	Assurant, Inc.
Philadelphia, PA			(Insurance)
19103			(2002–2004)

June 24, 1947
Ann R. Leven	Trustee	Since	Consultant —	83	Director and
2005 Market Street		September 1989	ARL Associates		Audit Committee
Philadelphia, PA			(Financial Planning)		Chairperson — Andy
19103			(1983–Present)		Warhol Foundation

November 1, 1940					Director and Audit
Committee Chair —
Systemax, Inc.

Number of
				Portfolios in Fund	Other
Name,				Complex Overseen	Directorships
Address,	Position(s)	Length of	Principal Occupation(s)	by Trustee	Held by
and Birth Date	Held with Fund(s)	Time Served	During Past 5 Years	or Officer	Trustee or Officer
Independent Trustees (continued)
Thomas F. Madison	Trustee	Since	President and Chief	83	Director —
2005 Market Street		May 1997[3]	Executive Officer —		CenterPoint Energy
Philadelphia, PA			MLM Partners, Inc.
19103			(Small Business Investing		Director and Audit
			and Consulting)		Committee Chair —
February 25, 1936			(January 1993–Present)		Digital River, Inc.

Director and Audit
Committee Member —
Rimage
Corporation

Director — Valmont
Industries, Inc.
Janet L. Yeomans	Trustee	Since	Vice President	83	None
2005 Market Street		April 1999	(January 2003–Present)
Philadelphia, PA			and Treasurer
19103			(January 2006–Present)
3M Corporation
July 31, 1948
Ms. Yeomans has held
various management positions
at 3M Corporation since 1983.
J. Richard Zecher	Trustee	Since	Founder —	83	Director and Audit
2005 Market Street		March 2005	Investor Analytics		Committee Member —
Philadelphia, PA			(Risk Management)		Investor Analytics
19103			(May 1999–Present)
Director and Audit
July 3, 1940			Founder —		Committee Member —
			Sutton Asset Management		Oxigene, Inc.
(Hedge Fund)
(September 1998–Present)
Officers
David F. Connor	Vice President,	Vice President since	David F. Connor has served as	83	None[4]
2005 Market Street	Deputy General	September 21, 2000	Vice President and Deputy
Philadelphia, PA	Counsel, and Secretary	and Secretary	General Counsel of
19103		since	Delaware Investments
		October 2005	since 2000.
December 2, 1963
David P. O’Connor	Senior Vice	Senior Vice President,	David P. O’Connor has served in	83	None[4]
2005 Market Street	President,	General Counsel, and	various executive and legal
Philadelphia, PA	General Counsel,	Chief Legal Officer	capacities at different times
19103	and Chief	since	at Delaware Investments.
	Legal Officer	October 2005
February 21, 1966
John J. O’Connor	Senior Vice President	Treasurer	John J. O’Connor has served in	83	None[4]
2005 Market Street	and Treasurer	since	various executive capacities
Philadelphia, PA		February 2005	at different times at
19103			Delaware Investments.

June 16, 1957
Richard Salus	Senior	Chief Financial	Richard Salus has served in	83	None[4]
2005 Market Street	Vice President	Officer since	various executive capacities
Philadelphia, PA	and	November 1, 2006	at different times at
19103	Chief Financial		Delaware Investments.
Officer
October 4, 1963

[1] Patrick P. Coyne is considered to be an “Interested Trustee” because he is an executive officer of the Fund’s(s’) investment advisor.
[2] Delaware Investments is the marketing name for Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s(s’) investment advisor, principal underwriter, and its transfer agent.
[3] In 1997, several funds managed by Voyageur Fund Managers, Inc. (the “Voyageur Funds”) were incorporated into the Delaware Investments Family of Funds. Mr. Madison served as a director of the Voyageur Funds from 1993 until 1997.
[4] David F. Connor, David P. O’Connor, John J. O’Connor, and Richard Salus serve in similar capacities for the six portfolios of the Optimum Fund Trust, which have the same investment advisor, principal underwriter, and transfer agent as the registrant. John J. O’Connor also serves in a similar capacity for Lincoln Variable Insurance Products Trust, which has the same investment advisor as the registrant.

The Statement of Additional Information for the Fund(s) includes additional information about the Trustees and Officers and is available, without charge, upon request by calling 800 523-1918.

About the organization

This annual report is for the information of Delaware Tax-Free Pennsylvania Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Tax-Free Pennsylvania Fund and the Delaware Investments® Performance Update for the most recently completed calendar quarter. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the Fund. You should read the prospectus carefully before you invest. The figures in this report represent past results that are not a guarantee of future results. The return and principal value of an investment in the Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Board of trustees

Patrick P. Coyne
Chairman, President, and
Chief Executive Officer
Delaware Investments Family of Funds
Philadelphia, PA

Thomas L. Bennett
Private Investor
Rosemont, PA

John A. Fry
President
Franklin & Marshall College
Lancaster, PA

Anthony D. Knerr
Founder and Managing Director
Anthony Knerr & Associates
New York, NY

Lucinda S. Landreth
Former Chief Investment Officer
Assurant, Inc.
Philadelphia, PA

Ann R. Leven
Consultant
ARL Associates
New York, NY

Thomas F. Madison
President and Chief Executive Officer
MLM Partners, Inc.
Minneapolis, MN

Janet L. Yeomans
Vice President and Treasurer
3M Corporation
St. Paul, MN

J. Richard Zecher
Founder
Investor Analytics
Scottsdale, AZ

Affiliated officers

David F. Connor
Vice President, Deputy General Counsel,
and Secretary
Delaware Investments Family of Funds
Philadelphia, PA

David P. O’Connor
Senior Vice President, General Counsel,
and Chief Legal Officer
Delaware Investments Family of Funds
Philadelphia, PA

John J. O’Connor
Senior Vice President and Treasurer
Delaware Investments Family of Funds
Philadelphia, PA

Richard Salus
Senior Vice President and
Chief Financial Officer
Delaware Investments Family of Funds
Philadelphia, PA

Contact information

Investment manager
Delaware Management Company, a series
of Delaware Management Business Trust
Philadelphia, PA

National distributor
Delaware Distributors, L.P.
Philadelphia, PA

Shareholder servicing, dividend
disbursing, and transfer agent
Delaware Service Company, Inc.
2005 Market Street
Philadelphia, PA 19103-7094

For shareholders
800 523-1918

For securities dealers and financial
institutions representatives only
800 362-7500

Web site
www.delawareinvestments.com

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; (ii) on the Fund’s Web site at http://www.delawareinvestments.com; and (iii) on the Commission’s Web site at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s Web site at http://www.delawareinvestments.com; and (ii) on the Commission’s Web site at http://www.sec.gov.

Simplify your life.

Manage your investments online!

Get Account Access, the Delaware Investments® secure Web site that allows you to conduct your business online. Gain 24-hour access to your account and one of the highest levels of Web security available. You also get:

  Hassle-free investing — Make online purchases and redemptions at any time.

  Simplified tax processing — Automatically retrieve your Delaware Investments accounts’ 1099 information and import it directly into your 1040 tax return. Available only with Turbo Tax® OnlineSM and Desktop software — www.turbotax.com.

  Less mail clutter — Get instant access to your fund materials online with Delaware eDelivery.

Register for Account Access today! Please visit us at www.delawareinvestments.com, select Individual Investors, and click Account Access.

Please call our Shareholder Service Center at 800 523-1918 Monday through Friday from 8:00 a.m. to 7:00 p.m., Eastern Time, for assistance with any questions.

(1584)	Printed in the USA
AR-007 [2/07] CGI 4/07	MF-07-03-144 PO11729

Item 2. Code of Ethics

     The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. A copy of the registrant’s Code of Business Ethics has been posted on Delaware Investments’ internet website at www.delawareinvestments.com. Any amendments to the Code of Business Ethics, and information on any waiver from its provisions granted by the registrant, will also be posted on this website within five business days of such amendment or waiver and will remain on the website for at least 12 months.

Item 3. Audit Committee Financial Expert

     The registrant’s Board of Trustees/Directors has determined that each member of the registrant’s Audit Committee is an audit committee financial expert, as defined below. For purposes of this item, an “audit committee financial expert” is a person who has the following attributes:

     a. An understanding of generally accepted accounting principles and financial statements;

     b. The ability to assess the general application of such principles in connection with the accounting for estimates, accruals, and reserves;

     c. Experience preparing, auditing, analyzing, or evaluating financial statements that present a breadth and level of complexity of accounting issues that are generally comparable to the breadth and complexity of issues that can reasonably be expected to be raised by the registrant’s financial statements, or experience actively supervising one or more persons engaged in such activities;

     d. An understanding of internal controls and procedures for financial reporting; and

     e. An understanding of audit committee functions.

An “audit committee financial expert” shall have acquired such attributes through:

     a. Education and experience as a principal financial officer, principal accounting officer, controller, public accountant, or auditor or experience in one or more positions that involve the performance of similar functions;

     b. Experience actively supervising a principal financial officer, principal accounting officer, controller, public accountant, auditor, or person performing similar functions;

     c. Experience overseeing or assessing the performance of companies or public accountants with respect to the preparation, auditing, or evaluation of financial statements; or

     d. Other relevant experience.

     The registrant’s Board of Trustees/Directors has also determined that each member of the registrant’s Audit Committee is independent. In order to be “independent” for purposes of this item, the Audit Committee member may not: (i) other than in his or her capacity as a member of the Board of Trustees/Directors or any committee thereof, accept directly or indirectly any consulting, advisory or other compensatory fee from the issuer; or (ii) be an “interested person” of the registrant as defined in Section 2(a)(19) of the Investment Company Act of 1940.

     The names of the audit committee financial experts on the registrant’s Audit Committee are set forth below:

     Thomas L. Bennett 1
     Thomas F. Madison
     Janet L. Yeomans 1
     J. Richard Zecher

Item 4. Principal Accountant Fees and Services

     (a) Audit fees.

     The aggregate fees billed for services provided to the registrant by its independent auditors for the audit of the registrant’s annual financial statements and for services normally provided by the independent auditors in connection with statutory and regulatory filings or engagements were $26,900 for the fiscal year ended February 28, 2007.

____________________
1 The instructions to Form N-CSR require disclosure on the relevant experience of persons who qualify as audit committee financial experts based on “other relevant experience.” The Board of Trustees/Directors has determined that Mr. Bennett qualifies as an audit committee financial expert by virtue of his education, Chartered Financial Analyst designation, and his experience as a credit analyst, portfolio manager and the manager of other credit analysts and portfolio managers. The Board of Trustees/Directors has determined that Ms. Yeomans qualifies as an audit committee financial expert by virtue of her education and experience as the Treasurer of a large global corporation.

     The aggregate fees billed for services provided to the registrant by its independent auditors for the audit of the registrant’s annual financial statements and for services normally provided by the independent auditors in connection with statutory and regulatory filings or engagements were $32,800 for the fiscal year ended February 28 2006.

     (b) Audit-related fees.

     The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the registrant’s financial statements and not reported under paragraph (a) of this Item were $0 for the fiscal year ended February 28, 2007.

     The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the financial statements of the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $28,700 for the registrant’s fiscal year ended February 28, 2007. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These audit-related services were as follows: issuance of report concerning transfer agent’s system of internal accounting control pursuant to Rule 17Ad-13 of the Securities Exchange Act; and issuance of agreed upon procedures report to the registrant’s Board in connection with the pass-through of internal legal cost relating to the operations of the registrant.

     The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the registrant’s financial statements and not reported under paragraph (a) of this Item were $0 for the fiscal year ended February 28, 2006.

     The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the financial statements of the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $34,575 for the registrant’s fiscal year ended February 28, 2006. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These audit-related services were as follows: issuance of report concerning transfer agent’s system of internal accounting control pursuant to Rule 17Ad-13 of the Securities Exchange Act; and issuance of agreed upon procedures reports to the registrant’s Board in connection with the annual transfer agent and fund accounting service agent contract renewals and the pass-through of internal legal cost relating to the operations of the registrant.

     (c) Tax fees.

     The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant were $5,200 for the fiscal year ended February 28, 2007. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These tax-related services were as follows: review of income tax return.

     The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant’s fiscal year ended February 28, 2007.

     The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant were $6,500 for the fiscal year ended February 28, 2006. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0% These tax-related services were as follows: review of income tax return.

     The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant’s adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant’s fiscal year ended February 28, 2006.

     (d) All other fees.

     The aggregate fees billed for all services provided by the independent auditors to the registrant other than those set forth in paragraphs (a), (b) and (c) of this Item were $0 for the fiscal year ended February 28, 2007.

     The aggregate fees billed for all services other than those set forth in paragraphs (b) and (c) of this Item provided by the registrant’s independent auditors to the registrant’s adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant’s fiscal year ended February 28, 2007.

     The aggregate fees billed for all services provided by the independent auditors to the registrant other than those set forth in paragraphs (a), (b) and (c) of this Item were $0 for the fiscal year ended February 28, 2006.

     The aggregate fees billed for all services other than those set forth in paragraphs (b) and (c) of this Item provided by the registrant’s independent auditors to the registrant’s adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant’s fiscal year ended February 28, 2006.

     (e) The registrant’s Audit Committee has established pre-approval policies and procedures as permitted by Rule 2-01(c)(7)(i)(B) of Regulation S-X (the “Pre-Approval Policy”) with respect to services provided by the registrant’s independent auditors. Pursuant to the Pre-Approval Policy, the Audit Committee has pre-approved the services set forth in the table below with respect to the registrant up to the specified fee limits. Certain fee limits are based on aggregate fees to the registrant and other registrants within the Delaware Investments Family of Funds.

Service	Range of Fees
Audit Services
Statutory audits or financial audits for new Funds	up to $25,000 per Fund
Services associated with SEC registration statements (e.g., Form N-1A, Form N-14, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings (e.g., comfort letters for closed-end Fund offerings, consents), and assistance in responding to SEC comment letters	up to $10,000 per Fund
Consultations by Fund management as to the accounting or disclosure treatment of transactions or events and/or the actual or potential impact of final or proposed rules, standards or interpretations by the SEC, FASB, or other regulatory or standard-setting bodies (Note: Under SEC rules, some consultations may be considered “audit-related services” rather than “audit services”)	up to $25,000 in the aggregate
Audit-Related Services
Consultations by Fund management as to the accounting or disclosure treatment of transactions or events and /or the actual or potential impact of final or proposed rules, standards or interpretations by the SEC, FASB, or other regulatory or standard-setting bodies (Note: Under SEC rules, some consultations may be considered “audit services” rather than “audit-related services”)	up to $25,000 in the aggregate
Tax Services
U.S. federal, state and local and international tax planning and advice (e.g., consulting on statutory, regulatory or administrative developments, evaluation of Funds’ tax compliance function, etc.)	up to $25,000 in the aggregate
U.S. federal, state and local tax compliance (e.g., excise distribution reviews, etc.)	up to $5,000 per Fund
Review of federal, state, local and international income, franchise and other tax returns	up to $5,000 per Fund

     Under the Pre-Approval Policy, the Audit Committee has also pre-approved the services set forth in the table below with respect to the registrant’s investment adviser and other entities controlling, controlled by or under common control with the investment adviser that provide ongoing services to the registrant (the “Control Affiliates”) up to the specified fee limit. This fee limit is based on aggregate fees to the investment adviser and its Control Affiliates.

Service	Range of Fees
Non-Audit Services
Services associated with periodic reports and other documents filed with the SEC and assistance in responding to SEC comment letters	up to $10,000 in the aggregate

     The Pre-Approval Policy requires the registrant’s independent auditors to report to the Audit Committee at each of its regular meetings regarding all services initiated since the last such report was rendered, including those services authorized by the Pre-Approval Policy.

     (f) Not applicable.

     (g) The aggregate non-audit fees billed by the registrant’s independent auditors for services rendered to the registrant and to its investment adviser and other service providers under common control with the adviser were $259,908 and $202,435 for the registrant’s fiscal years ended February 28, 2007 and February 28, 2006, respectively.

     (h) In connection with its selection of the independent auditors, the registrant’s Audit Committee has considered the independent auditors’ provision of non-audit services to the registrant’s investment adviser and other service providers under common control with the adviser that were not required to be pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X. The Audit Committee has determined that the independent auditors’ provision of these services is compatible with maintaining the auditors’ independence.

Item 5. Audit Committee of Listed Registrants

     Not applicable.

Item 6. Schedule of Investments

     Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

     Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

     Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

     Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

     Not applicable.

Item 11. Controls and Procedures

     (a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     (b) Management has made changes that have materially affected, or are reasonably likely to materially affect, registrant’s internal controls over financial reporting. To seek to increase the controls’ effectiveness, these changes provide for enhanced review of contracts relating to complex transactions and the applicability of generally accepted accounting principles to such transactions, including enhanced consultation with registrant’s independent public accountants in connection with such reviews.

     Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.

Item 12. Exhibits

(a) (1) Code of Ethics

Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant: Delaware Group State Tax-Free Income Trust

PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	May 4, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	May 4, 2007

RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	May 4, 2007